FAIR VALUE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS

The following tables present the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis:

As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Buyer Stock Adjustment Amount derivative (Note 10)	$-	$-	$-	$-
Liability for Private Warrants (Note 17)	-	-	-	-

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Private Warrants (Note 17)	$-	$-	$-	$-

SCHEDULE OF FAIR VALUE OF LEVEL 3 MEASUREMENTS

The change in fair value of the Company’s Level 3 measurements is as follows:

	Year-to-date period ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)
Beginning Balance	$-	$-	$(557)
Initial accounting for Buyer Stock Adjustment Amount derivative liability (Note 10)	(4,236)	-	-
Change in Buyer Stock Adjustment Amount derivative liability (Note 10)	4,236	-	-
Change in Private Warrant liability	-	-	557
Ending Balance	$-	$-	$-